Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Class A [Member]
Temporary equity, shares outstanding	20,010,000	20,010,000
Temporary equity, par or stated value per share	$ 10.35	$ 10.2
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	5,002,500	5,002,500
Common stock, shares outstanding	5,002,500	5,002,500